Stock Based Compensation - Summary of Stock Options Outstanding and Exercisable by Stock Option Plan (Details) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding Stock Options, Number of Outstanding Stock Options	18,890	19,170	5,611	5,723	110,828
Outstanding Stock Options, Weighted Average Exercise Price	$ 78.21	$ 79.78	$ 269.50	$ 276.50	$ 18.24
Exercisable Stock Options, Number of Exercisable Stock Options	18,890	958,489	1,828	97,010
Exercisable Stock Options, Weighted Average Exercise Price	$ 78.21	$ 1.60	$ 682.50	$ 13.59
2004 Plan [Member]
Outstanding Stock Options, Number of Outstanding Stock Options	96	4,792
Outstanding Stock Options, Weighted Average Exercise Price	$ 1,752.25	$ 35.14
Exercisable Stock Options, Number of Exercisable Stock Options	96	4,792
Exercisable Stock Options, Weighted Average Exercise Price	$ 1,752.25	$ 35.14
2004 Directors' Plan [Member]
Outstanding Stock Options, Number of Outstanding Stock Options	11	556
Outstanding Stock Options, Weighted Average Exercise Price	$ 9,332.73	$ 186.00
Exercisable Stock Options, Number of Exercisable Stock Options	11	556
Exercisable Stock Options, Weighted Average Exercise Price	$ 9,332.73	$ 186.00
2013 Plan [Member]
Outstanding Stock Options, Number of Outstanding Stock Options	12,766	638,270
Outstanding Stock Options, Weighted Average Exercise Price	$ 35.41	$ 0.71
Exercisable Stock Options, Number of Exercisable Stock Options	12,766	638,270
Exercisable Stock Options, Weighted Average Exercise Price	$ 35.41	$ 0.71
Replacement Stock Options - Alabama Graphite [Member]
Outstanding Stock Options, Number of Outstanding Stock Options	5,568	289,600
Outstanding Stock Options, Weighted Average Exercise Price	$ 80.96	$ 1.61
Exercisable Stock Options, Number of Exercisable Stock Options	5,568	289,600
Exercisable Stock Options, Weighted Average Exercise Price	$ 80.96	$ 1.61
Replacement Stock Options - Anatolia Energy [Member]
Outstanding Stock Options, Number of Outstanding Stock Options	449	25,271
Outstanding Stock Options, Weighted Average Exercise Price	$ 676.22	$ 13.41
Exercisable Stock Options, Number of Exercisable Stock Options	449	25,271
Exercisable Stock Options, Weighted Average Exercise Price	$ 676.22	$ 13.41